Natural and environmental resources (Details 1) - Suspended exploratory wells [Member] - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Natural and environmental resources [Line Items]
Intangible exploration and evaluation assets		$ 1,146,006	$ 1,642,247	$ 1,652,423
Number of projects exceeding 1 year		24	24	24
Later than one year and not later than three years [member]
Disclosure of Natural and environmental resources [Line Items]
Intangible exploration and evaluation assets	[1]	$ 496,871	$ 600,767	$ 1,300,874
Later than three years and not later than five years [member]
Disclosure of Natural and environmental resources [Line Items]
Intangible exploration and evaluation assets	[2]	375,371	791,261	197,997
Later than five years [member]
Disclosure of Natural and environmental resources [Line Items]
Intangible exploration and evaluation assets	[3]	273,764	250,219	153,552
Not later than one year [member]
Disclosure of Natural and environmental resources [Line Items]
Intangible exploration and evaluation assets		$ 9,511	$ 2,480	$ 528,313

[1]	As of December 2018, suspended exploratory wells correspond mainly to Ecopetrol: Purple Angel, Caronte and discovery wells of Ecopetrol America Inc: Warrior 1. As of December 31, 2017 suspended exploratory wells correspond mainly to discovery wells of Ecopetrol America Inc: Leon 2 and Warrior 1, which were under evaluation.
[2]	For 2018, the balance corresponds mainly to wells of Ecopetrol S.A.: Orca 1, Tiribita 1A and Tiribita 3, which are under evaluation.
[3]	Correspond mainly to i) Ecopetrol S.A.: Quifa, Purple Angel-1 and Gordon-1, which are under evaluation; and ii) Offshore International Group, temporarily abandoned for future production plans.